Fair Value Measurement (Restated) (Details) - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Liabilities:
Forward purchase agreement warrant liability	$ 846
FPA put option liability	34
Warrant liability	1,274
Total warrant liability	2,154	$ 33,972
Liabilities:
Convertible notes payable, net of current portion (related party)		33,397
Convertible notes payable, current portion (related party)		448
Warrant liability (related party)		127
Total liability		33,972
Level 1 [Member]
Liabilities:
Forward purchase agreement warrant liability
FPA put option liability
Warrant liability	1,274
Total warrant liability	1,274
Liabilities:
Convertible notes payable, net of current portion (related party)
Convertible notes payable, current portion (related party)
Warrant liability (related party)
Total liability
Level 2 [Member]
Liabilities:
Forward purchase agreement warrant liability
FPA put option liability
Warrant liability
Total warrant liability
Liabilities:
Convertible notes payable, net of current portion (related party)
Convertible notes payable, current portion (related party)
Warrant liability (related party)
Total liability
Level 3 [Member]
Liabilities:
Forward purchase agreement warrant liability	846
FPA put option liability	34
Warrant liability
Total warrant liability	$ 880	33,972
Liabilities:
Convertible notes payable, net of current portion (related party)		33,397
Convertible notes payable, current portion (related party)		448
Warrant liability (related party)		127
Total liability		$ 33,972